Summary of Significant Accounting Policies 1 (Details)	3 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	May 10, 2019 USD ($)	Mar. 25, 2019 USD ($)	Oct. 08, 2019 USD ($)	Sep. 30, 2019 USD ($)	Nov. 09, 2018 shares	Dec. 13, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Change In Accounting Estimate [Line Items]
Restricted cash							$ 490,000	$ 2,600,000
Other long-term assets							$ 5,456,000	0	$ 0
Depreciation method							straight line
Scrap value per light weight ton							$ 360,000
Vessels estimated useful life							25 years
Increase in management fees every second year							3.00%
Assumed time charter rates for asset impairment							10-year average historical one year time charter rates
Utilization rate of fleet							99.60%
Amortization and write-off of deferred finance fees and bond premium							$ 4,798,000	3,743,000	3,784,000
Impairment of Long-Lived Assets Held-for-use							0	0	0
Acquisition of intangible assets						$ 36,900,000
Intangible assets other than goodwill							0	36,645,000
Goodwill, Impairment Loss							$ 0	$ 0	0
Common stock shares outstanding | shares							15,873,391	13,280,927
Revenues							$ 280,117,000	$ 187,946,000	227,288,000
(Loss)/ gain on sale of vessels and Impairment loss							$ (36,731,000)	$ 25,000	0
Accounting Standards Update 2016-18
Change In Accounting Estimate [Line Items]
Effect in operating cash flows									26,000
Effect in financing cash flows									(2,085,000)
Effect in cash and cash equivalents									$ (2,059,000)
Reverse stock split | Common Stock
Change In Accounting Estimate [Line Items]
Description of the reverse stock split							On November 9, 2018, the Stockholders of Navios Acquisition approved a one-for-15 reverse stock split of all outstanding shares of common stock of the Company which was effected on November 14, 2018. The effect of the reverse stock split was to combine each 15 shares of outstanding common stock into one new share, with no change in authorized shares or par value per share, and to reduce the number of common stock shares outstanding from approximately 142.9 million shares to approximately 9.5 million shares.
Reverse stock split, Conversion ratio					15
Reverse stock split | Before reverse stock split
Change In Accounting Estimate [Line Items]
Common stock shares outstanding | shares					142,900,000
Reverse stock split | After reverse stock split
Change In Accounting Estimate [Line Items]
Reduction of common stock shares outstanding | shares					9,500,000
Shinyo Ocean
Change In Accounting Estimate [Line Items]
Charter hire daily rate							$ 38,400
Vessel type	2001-built VLCC
Vessels capacity in DWT	281,395
Sale price	$ 12,525,000
(Loss)/ gain on sale of vessels and Impairment loss	$ 2,594,000
C. Dream
Change In Accounting Estimate [Line Items]
Vessel type		2000-built VLCC
Vessels capacity in DWT		298,570
Sale price		$ 21,750,000
(Loss)/ gain on sale of vessels and Impairment loss		$ 651,000
Nave Electron
Change In Accounting Estimate [Line Items]
Vessel type			2002-built VLCC
Vessels capacity in DWT			305,178
Sale price			$ 25,250,000
(Loss)/ gain on sale of vessels and Impairment loss							$ (7,287,000)
Nave Constellation
Change In Accounting Estimate [Line Items]
Charter hire daily rate				$ 48,153
Nave Constellation | Minimum
Change In Accounting Estimate [Line Items]
Revenues				54,388,000
Nave Universe
Change In Accounting Estimate [Line Items]
Charter hire daily rate				48,153
Nave Universe | Minimum
Change In Accounting Estimate [Line Items]
Revenues				$ 54,388,000
Nave Constellation and Nave Universe
Change In Accounting Estimate [Line Items]
Number of vessels				2
(Loss)/ gain on sale of vessels and Impairment loss				$ (32,688,000)